Cover	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2024
Entity Registrant Name	Nikola Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38495
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
Local Phone Number	480
City Area Code	581-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NKLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001731289
Amendment Flag	false